Retirement And Pension Plans - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Amortization of actuarial loss	¥ 6,177	¥ 693	¥ 472
Percentage of excess recognized net actuarial loss by benefit obligation	20.00%
Estimated contribution to defined benefit pension plans	14,000
Costs recognized for defined contribution pension plans	¥ 1,266	¥ 877	¥ 939
Equity securities of financial institutions
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage of securities		33.00%
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage of securities		48.00%
Other Investment Vehicles
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage of securities		19.00%